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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2006
                                               -----------------------------

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue (35th Floor)
         New York, New York  10017


Form 13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Oram
Title: Member
Phone: (212) 821-1489


Signature                      Place                  Date of Signing:

        /S/ KEVIN ORAM             NEW YORK, NY              APRIL 28, 2006
        --------------             ------------              --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 ----------

Form 13F Information Table Entry Total:              35
                                                 ----------

Form 13F Information Table Value Total:           $205,424
                                                 ----------
                                                 (thousands)




List of Other Included Managers:

None









                                       2


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
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                                                                MARKET
                                                TITLE           VALUE       SHARES/                      TO BE COMPLETED BY
NAME OF ISSUER                                  OF     CUSIP    (USD        PRN     SHARE/ PUT/          INVESTMENT MANAGER
                                                CLASS           THOOUSANDS) AMOUNT   PRN   CALL  -----------------------------------
                                                                                                 INVEST-
                                                                                                 MENT               VOTING AUTHORITY
                                                                                                 DISCRE-  OTHER     ----------------
                                                                                                 TION     MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORPORATION CMN                           COM  020039103    10,001     154,455  SH          SOLE            154,455
AMPCO PITTSBURG CORP CMN                         COM  032037103     3,174     158,700  SH          SOLE            158,700
APPLIED MATERIALS INC CMN                        COM  038222105     5,523     315,400  SH          SOLE            315,400
BEA SYSTEMS INC COMMON STOCK                     COM  073325102     7,752     590,403  SH          SOLE            590,403
BELO CORPORATION SER A CMN CLASS A               COM  080555105     6,258     314,783  SH          SOLE            314,783
CSX CORP CMN                                     COM  126408103     7,619     127,406  SH          SOLE            127,406
CARRIAGE SERVICES, INC. CMN                      COM  143905107     1,555     324,000  SH          SOLE            324,000
CHAPARRAL STEEL CO. CMN                          COM  159423102     5,126      78,966  SH          SOLE             78,966
CULP INC CMN                                     COM  230215105     3,530     727,753  SH          SOLE            727,753
DELL INC CMN                                     COM  24702R101     7,329     246,270  SH          SOLE            246,270
DIXIE GROUP INC CMN CLASS A                      COM  255519100     7,333     490,182  SH          SOLE            490,182
DOLLAR THRIFTY AUTOMOTIVE GRP COMMON STOCK       COM  256743105     7,352     161,935  SH          SOLE            161,935
DUN & BRADSTREET CORP DEL NEW CMN                COM  26483E100     7,568      98,700  SH          SOLE             98,700
EXPRESSJET HOLDINGS, INC. CMN                    COM  30218U108     3,974     534,100  SH          SOLE            534,100
FILENET CORP CMN                                 COM  316869106     6,183     228,847  SH          SOLE            228,847
HARDINGE INC. COMMON STOCK                       COM  412324303     5,076     315,489  SH          SOLE            315,489
HEARST-ARGYLE TEL INC CMN                        COM  422317107     7,609     325,724  SH          SOLE            325,724
HOME DEPOT INC CMN                               COM  437076102     6,425     151,900  SH          SOLE            151,900
HUMMINGBIRD INC CMN                              COM  44544R101     6,682     281,468  SH          SOLE            281,468
INFORMATICA CORP CMN                             COM  45666Q102     6,988     449,420  SH          SOLE            449,420
INTL GAME TECHNOLOGY CMN                         COM  459902102     7,012     199,100  SH          SOLE            199,100
JOURNAL REGISTER CO CMN                          COM  481138105     6,749     554,121  SH          SOLE            554,121
MEADOW VALLEY CORP CMN                           COM  583185103     5,151     417,800  SH          SOLE            417,800
MIDAS INC CMN                                    COM  595626102    12,500     571,577  SH          SOLE            571,577
NORTHWEST PIPE COMPANY CMN                       COM  667746101     1,214      40,000  SH          SOLE             40,000
OMNOVA SOLUTIONS INC CMN                         COM  682129101     6,081     993,649  SH          SOLE            993,649
PACKAGING CORP OF AMERICA COMMON STOCK           COM  695156109     7,410     330,200  SH          SOLE            330,200
QUANTUM CORPORATION DLT & STORAGE SYSTEMS GROUP  COM  747906204     6,562   1,754,627  SH          SOLE          1,754,627
SANMINA-SCI CORP CMN                             COM  800907107     6,507   1,587,000  SH          SOLE          1,587,000
SUPREME INDUSTRIES INC CMN CLASS A               COM  868607102     1,576     212,070  SH          SOLE            212,070
SYMANTEC CORP CMN                                COM  871503108     8,756     520,238  SH          SOLE            520,238
TAIWAN SEMICONDUCTOR MFG(ADS) LTD ADS
  (1 ADS=5 ORDS)                                 COM  874039100     6,080     604,385  SH          SOLE            604,385
WHEELING-PITTSBURGH CORP CMN                     COM  963142302     5,577     303,781  SH          SOLE            303,781
WOLVERINE TUBE INC CMN                           COM  978093102       383      95,300  SH          SOLE             95,300
G. WILLI-FOOD INTERNATIONAL LTD                  COM  M52523103       809     149,892  SH          SOLE            149,892
                                                                  -------
                                                                  205,424
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                            Section 13(f) Securities

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